T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value	Shares/Par		$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 54.0%			WPP (GBP)	16,019	126

COMMUNICATION SERVICES 5.4%					561
Diversified Telecommunication Services 0.3%			Wireless Telecommunication Services 0.1%
KT (KRW)	2,558	50	SoftBank Group (JPY)	2,000	124
Nippon Telegraph & Telephone			Vodafone Group, ADR	9,957	133
(JPY)	18,400	376			257
Telecom Italia (EUR)	135,710	55	Total Communication Services		9,935
		481	CONSUMER DISCRETIONARY 7.3%
Entertainment 0.9%			Auto Components 0.4%
Cinemark Holdings	1,520	15	Aptiv	70	6
Electronic Arts (1)	56	8	Autoliv, SDR (SEK)	1,363	100
Netflix (1)	1,542	771	Denso (JPY)	1,900	83
Sea, ADR (1)	2,052	316	Gentherm (1)	896	37
Spotify Technology (1)	610	148	Magna International	6,202	284
Walt Disney	2,338	290	Stanley Electric (JPY) (2)	3,600	104
Zynga, Class A (1)	6,720	61	Stoneridge (1)	920	17
		1,609	Sumitomo Rubber Industries
			(JPY)	4,400	41
Interactive Media & Services 3.8%			Visteon (1)	221	15
Alphabet, Class A (1)	239	350
Alphabet, Class C (1)	1,915	2,814			687
Baidu, ADR (1)	374	47	Automobiles 0.3%
Facebook, Class A (1)	8,240	2,158	General Motors	4,849	143
JOYY, ADR	1,399	113	Honda Motor (JPY)	2,400	57
Match Group (1)	2,422	268	Suzuki Motor (JPY)	2,900	124
NAVER (KRW)	474	121	Tesla (1)	20	9
Snap, Class A (1)	1,940	51	Toyota Motor (JPY) (2)	4,400	292
Tencent Holdings (HKD)	14,300	966			625
Z Holdings (JPY)	20,800	139
			Diversified Consumer Services 0.0%
		7,027	Bright Horizons Family Solutions
Media 0.3%			(1)	326	50
Cable One	61	115	ServiceMaster Global Holdings
			(1)	530	21
Charter Communications, Class
A (1)	80	50	Strategic Education	82	7
CyberAgent (JPY)	2,600	160			78
National CineMedia	3,161	9	Hotels, Restaurants & Leisure 1.1%
Stroeer (EUR) (1)	1,300	101	BJ's Restaurants	1,417	42
			Chipotle Mexican Grill (1)	162	201
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Chuy's Holdings (1)	1,566	31	Multiline Retail 0.4%
Compass Group (GBP)	7,484	112	Dollar General	1,995	418
Denny's (1)	1,700	17	Dollar Tree (1)	31	3
Domino's Pizza	50	21	Next (GBP)	1,775	136
Drive Shack (1)	3,170	4	Ollie's Bargain Outlet Holdings
Dunkin' Brands Group	393	32	(1)	1,149	101
Fiesta Restaurant Group (1)	2,239	21			658
Hilton Worldwide Holdings	3,100	265
Marriott International, Class A	2,407	223	Specialty Retail 0.7%
McDonald's	2,241	492	Aaron's	1,320	75
MGM Resorts International	5,532	120	Burlington Stores (1)	553	114
Papa John's International	1,120	92	Carvana (1)	60	13
Red Robin Gourmet Burgers (1)	996	13	Five Below (1)	187	24
Yum! Brands	4,596	420	Home Depot	343	95
			Kingfisher (GBP)	46,959	180
		2,106
			Lowe's	180	30
Household Durables 0.4%			Michaels (1)	3,300	32
Cavco Industries (1)	143	26	Monro	1,094	44
Lennar, Class A	2,820	230	O'Reilly Automotive (1)	264	122
Panasonic (JPY)	11,900	101	RH (1)	103	39
Persimmon (GBP)	3,776	120	Ross Stores	3,610	337
Skyline Champion (1)	1,212	33	TJX	2,775	154
Sony (JPY)	2,300	176	Vroom (1)	106	6
Tempur Sealy International (1)	479	43	Vroom, Acquisition Date:
TRI Pointe Group (1)	1,773	32	6/30/17 - 11/21/19, Cost $13
			(1)(4)	1,344	66
		761
					1,331
Internet & Direct Marketing Retail 3.5%
			Textiles, Apparel & Luxury Goods 0.5%
A Place for Rover, Acquisition
Date: 5/25/18 , Cost $-			Allbirds, Acquisition Date:
(1)(3)(4)	52	—	10/10/18 - 12/21/18, Cost $6
Alibaba Group Holding, ADR (1)	5,937	1,745	(1)(3)(4)	580	7
Amazon. com (1)	1,238	3,898	EssilorLuxottica (EUR) (1)	995	135
ASOS (GBP) (1)	3,617	240	Kering (EUR)	203	135
Booking Holdings (1)	160	274	Lululemon Athletica (1)	652	215
Etsy (1)	368	45	Moncler (EUR) (1)	3,630	148
THG Holdings (GBP) (1)	3,340	26	NIKE, Class B	1,328	167
			Samsonite International (HKD)
Trip. com Group, ADR (1)	146	5	(1)	38,100	39
Zalando (EUR) (1)	2,176	203
		6,436

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Steven Madden	220	4	Tobacco 0.1%

		850	Philip Morris International	3,113	233

Total Consumer Discretionary		13,532			233

CONSUMER STAPLES 2.0%			Total Consumer Staples		3,701

Beverages 0.3%			ENERGY 0.9%

Boston Beer, Class A (1)	217	192	Energy Equipment & Services 0.1%

Coca-Cola	2,400	118	Cactus, Class A	600	12

Diageo (GBP)	5,678	195	Computer Modelling Group
Kirin Holdings (JPY)	4,100	77	(CAD)	1,650	6

PepsiCo	100	14	Dril-Quip (1)	421	11

		596	Halliburton	7,549	91

Food & Staples Retailing 0.1%			Liberty Oilfield Services, Class A	3,543	28
			NexTier Oilfield Solutions (1)	5,380	10
Seven & i Holdings (JPY)	5,100	159
			Worley (AUD)	15,514	108
Welcia Holdings (JPY) (2)	1,800	79
					266
		238
			Oil, Gas & Consumable Fuels 0.8%
Food Products 1.0%
			Devon Energy	1,850	17
Barry Callebaut (CHF)	49	109
			Diamondback Energy	1,228	37
Cal-Maine Foods (1)	1,371	53
			Enbridge	8,315	243
Nestle (CHF)	7,372	877
			EOG Resources	784	28
Nomad Foods (1)	1,667	43
			Equinor (NOK)	11,708	166
Post Holdings (1)	714	61
			Exxon Mobil	500	17
Sanderson Farms	344	41
			Magnolia Oil & Gas, Class A (1)	4,382	23
TreeHouse Foods (1)	1,292	52
			Parsley Energy, Class A	1,019	10
Tyson Foods, Class A	5,721	340
			Pioneer Natural Resources	80	7
Utz Brands	1,726	31
			Royal Dutch Shell, Class B, ADR	2,861	69
Utz Brands
Warrants, 11/26/23 (1)	452	3	Seven Generations Energy,
			Class A (CAD) (1)	2,820	8
Wilmar International (SGD)	43,500	141
			TC Energy	5,450	229

		1,751	TOTAL (EUR)	6,268	215

Personal Products 0.5%			Venture Global LNG, Series B,
			Acquisition Date: 3/8/18, Cost
BellRing Brands, Class A (1)	600	13	$3 (1)(3)(4)	1	4

L'Oreal (EUR)	790	257	Venture Global LNG, Series C,
Pola Orbis Holdings (JPY)	1,600	30	Acquisition Date: 5/25/17 -

Unilever (GBP)	9,461	583	3/8/18, Cost $18 (1)(3)(4)	5	19
			Williams	19,245	378
		883
					1,470

			Total Energy		1,736

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FINANCIALS 6.2%			Live Oak Bancshares	1,188	30
			Lloyds Banking Group (GBP) (1)	279,613	95
Banks 2.0%			Mitsubishi UFJ Financial Group
Atlantic Capital Bancshares (1)	893	10	(JPY)	23,300	93
Australia & New Zealand			National Bank of Canada (CAD)
Banking Group (AUD)	7,704	96	(2)	4,000	199
Bank of America	29,776	717	Origin Bancorp	1,045	22
BankUnited	2,655	58	Pacific Premier Bancorp	1,598	32
BNP Paribas (EUR) (1)	4,234	153	Pinnacle Financial Partners	1,376	49
Bridge Bancorp	760	13	PNC Financial Services Group	1,056	116
Close Brothers Group (GBP)	2,071	27	Popular	560	20
Columbia Banking System	697	17	Professional Holding, Class A (1)	339	5
CrossFirst Bankshares (1)	1,379	12	Professional Holding, Series A,
DBS Group Holdings (SGD)	4,875	72	Acquisition Date: 8/28/20,
			Cost $1 (1)(4)	134	2
DNB (NOK) (1)	15,199	212	Prosperity Bancshares	664	34
Dogwood State Bank, Non-
Voting Shares, Acquisition			Sandy Spring Bancorp	700	16
Date: 5/6/19, Cost $3 (1)(3)(4)	307	2	Seacoast Banking (1)	1,949	35
Dogwood State Bank, Voting			Signature Bank	426	35
Shares, Acquisition Date:			South State	963	46
5/6/19, Cost $2 (1)(3)(4)	151	1
Dogwood State Bank, Warrants,			Standard Chartered (GBP) (1)	7,794	36
5/6/24, Acquisition Date:			Sumitomo Mitsui Trust Holdings
5/6/19, Cost $- (1)(3)(4)	46	—	(JPY)	2,835	75
East West Bancorp	1,080	35	Svenska Handelsbanken, A
Equity Bancshares, Class A (1)	737	12	Shares (SEK) (1)	16,004	134
Erste Group Bank (EUR) (1)	3,017	63	Towne Bank	445	7
FB Financial	1,275	32	United Overseas Bank (SGD)	8,900	125
First Bancshares	855	18	Webster Financial	962	25
Grasshopper Bancorp,			Wells Fargo	8,100	191
Acquisition Date: 10/12/18 -			Western Alliance Bancorp	1,503	48
5/2/19, Cost $5 (1)(3)(4)	528	4			3,669
Grasshopper Bancorp,
Warrants, 10/12/28,			Capital Markets 1.4%
Acquisition Date: 10/12/18,			Cboe Global Markets	794	70
Cost $- (1)(3)(4)	104	—
Heritage Commerce	2,204	15	Charles Schwab	1,029	37
Heritage Financial	916	17	CME Group	593	99
Home BancShares	3,200	49	Conyers Park II Acquisition (1)	1,517	16
ING Groep (EUR) (1)	19,680	141	E*TRADE Financial	6,170	309
Intesa Sanpaolo (EUR) (1)	39,357	74	Goldman Sachs Group	1,312	264
Investors Bancorp	2,610	19	Intercontinental Exchange	1,568	157
JPMorgan Chase	3,430	330	Macquarie Group (AUD)	1,905	165
			Morgan Stanley	21,058	1,018
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

MSCI	125	45	Ping An Insurance Group, H
Open Lending, Class A (1)	1,174	30	Shares (HKD)	10,000	104
S&P Global	669	241	Principal Financial Group	1,377	55
State Street	170	10	Safety Insurance Group	292	20
StepStone Group, Class A (1)	1,254	33	Sampo, A Shares (EUR)	4,738	188
XP, Class A (1)	685	29	Selective Insurance Group	1,309	67
			Selectquote (1)	324	7
		2,523	Selectquote, Acquisition Date:
Consumer Finance 0.3%			5/6/20, Cost $9 (1)(4)	500	10
Capital One Financial	5,743	412	State Auto Financial	541	7
Encore Capital Group (1)	986	38	Storebrand (NOK) (1)	20,434	108
PRA Group (1)	1,074	43	Sun Life Financial (CAD)	5,377	219
SLM	2,090	17	Tokio Marine Holdings (JPY)	4,600	201
			Willis Towers Watson	709	148
		510
			Zurich Insurance Group (CHF)	528	184
Diversified Financial Services 0.3%
					3,836
Challenger (AUD)	13,984	39
Element Fleet Management			Thrifts & Mortgage Finance 0.1%
(CAD) (2)	20,103	167	Capitol Federal Financial	1,797	17
Equitable Holdings	18,172	332	Essent Group	1,175	44
Mitsubishi UFJ Lease & Finance			Housing Development Finance
(JPY)	13,200	61	(INR)	3,825	90
		599	Meridian Bancorp	2,155	22
			PennyMac Financial Services	1,415	82
Insurance 2.1%
			Sterling Bancorp	1,308	4
AIA Group (HKD)	12,200	121
American International Group	19,894	548			259
Assurant	581	71	Total Financials		11,396
Aviva (GBP)	20,535	76	HEALTH CARE 8.0%
AXA (EUR)	14,537	269	Biotechnology 1.1%
Axis Capital Holdings	1,174	52	AbbVie	4,425	388
Chubb	624	72	ACADIA Pharmaceuticals (1)	315	13
Direct Line Insurance Group
(GBP)	13,396	47	Acceleron Pharma (1)	441	50
Hanover Insurance Group	488	46	Agios Pharmaceuticals (1)	585	20
Hartford Financial Services			Allogene Therapeutics (1)	212	8
Group	4,075	150	Apellis Pharmaceuticals (1)	180	5
Marsh & McLennan	2,967	340	Arcutis Biotherapeutics (1)	133	4
MetLife	8,282	308	Argenx, ADR (1)	356	93
Munich Re (EUR)	1,276	324	Ascendis Pharma, ADR (1)	1,049	162
PICC Property & Casualty, H			Avidity Biosciences (1)	149	4
Shares (HKD)	134,000	94	Biogen (1)	80	23
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Blueprint Medicines (1)	579	54	Axonics Modulation
CareDx (1)	215	8	Technologies (1)	285	15
CRISPR Therapeutics (1)	65	5	Becton Dickinson & Company	527	123
CSL (AUD)	339	70	Boston Scientific (1)	8,796	336
Enanta Pharmaceuticals (1)	50	2	Danaher	7,805	1,681
Exact Sciences (1)	483	49	Edwards Lifesciences (1)	40	3
Flame Biosciences, Acquisition			Elekta, B Shares (SEK) (2)	11,200	141
Date: 9/28/20, Cost $2			ICU Medical (1)	256	47
(1)(3)(4)	372	2	Inari Medical (1)	79	5
G1 Therapeutics (1)	308	4	Intuitive Surgical (1)	670	475
Generation Bio (1)	203	6	iRhythm Technologies (1)	413	98
Generation Bio, Acquisition			JAND, Class A, Acquisition Date:
Date: 1/9/20, Cost $4 (1)(4)	428	13	3/9/18, Cost $7 (1)(3)(4)	443	11
Global Blood Therapeutics (1)	983	54	Koninklijke Philips (EUR) (1)	9,200	434
Homology Medicines (1)	459	5	Medtronic	2,238	233
IGM Biosciences (1)	240	18	Mesa Laboratories	67	17
Incyte (1)	1,534	138	Nevro (1)	279	39
Insmed (1)	1,778	57	NuVasive (1)	463	22
Intellia Therapeutics (1)	218	4	Outset Medical (1)	87	4
Iovance Biotherapeutics (1)	150	5	Pax Labs, Class A, Acquisition
Kodiak Sciences (1)	637	38	Date: 4/18/19, Cost $15
Legend Biotech, ADR (1)	69	2	(1)(3)(4)	3,864	7
Orchard Therapeutics, ADR (1)	663	3	Penumbra (1)	149	29
PTC Therapeutics (1)	210	10	Quidel (1)	661	145
Radius Health (1)	2,130	24	Siemens Healthineers (EUR)	3,160	142
RAPT Therapeutics (1)	310	10	Stryker	3,289	685
Scholar Rock Holding (1)	629	11	Zimmer Biomet Holdings	646	88
Seattle Genetics (1)	412	81			4,911
Turning Point Therapeutics (1)	275	24	Health Care Providers & Services 1.6%
Ultragenyx Pharmaceutical (1)	700	58	Alignment Healthcare Partners,
Vertex Pharmaceuticals (1)	1,875	510	Acquisition Date: 2/28/20,
Xencor (1)	821	32	Cost $9 (1)(3)(4)	764	9
Zentalis Pharmaceuticals (1)	120	4	Amedisys (1)	363	86
		2,071	Anthem	1,827	491
			Centene (1)	3,011	176
Health Care Equipment & Supplies 2.7%			Cigna	2,242	380
Alcon (CHF) (1)	1,020	58	Cross Country Healthcare (1)	1,565	10
Align Technology (1)	10	3	CVS Health	148	9
AtriCure (1)	773	31	Fresenius (EUR)	4,235	192
Avanos Medical (1)	1,164	39	Hanger (1)	2,123	34
			HCA Healthcare	3,873	483
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Humana	218	90	Roche Holding (CHF)	1,451	497
Molina Healthcare (1)	687	126	Sanofi (EUR)	3,555	356
Oak Street Health (1)	108	6	Takeda Pharmaceutical, ADR	4,060	72
Pennant Group (1)	642	25	TherapeuticsMD (1)	9,748	15
Providence Service (1)	410	38	Tricida (1)	605	6
U. S. Physical Therapy	455	39	Zoetis	677	112
UnitedHealth Group	2,654	827			3,134
		3,021	Total Health Care		14,875
Health Care Technology 0.1%			INDUSTRIALS & BUSINESS SERVICES 5.7%
Accolade (1)	167	7	Aerospace & Defense 0.3%
GoodRx Holdings, Class A (1)	173	10	Aerojet Rocketdyne Holdings (1)	579	23
HMS Holdings (1)	1,394	33	BWX Technologies	655	37
Veeva Systems, Class A (1)	406	114	Cubic	989	58
		164	L3Harris Technologies	20	3
Life Sciences Tools & Services 0.8%			Meggitt (GBP) (1)	29,978	100
Adaptive Biotechnologies (1)	360	18	Northrop Grumman	11	3
Agilent Technologies	2,814	284	Parsons (1)	468	16
Bruker	1,341	53	Safran (EUR) (1)	1,228	121
Evotec (EUR) (1)(2)	2,325	61	Teledyne Technologies (1)	298	92
PPD (1)	780	29			453
Thermo Fisher Scientific	2,558	1,129	Air Freight & Logistics 0.4%
		1,574	FedEx	825	208
Pharmaceuticals 1.7%			United Parcel Service, Class B	2,727	454
Astellas Pharma (JPY)	23,700	353			662
Bausch Health (1)	6,797	106	Airlines 0.0%
Bayer (EUR)	4,003	247	Alclear Holdings, Class B,
Cara Therapeutics (1)	532	7	Acquisition Date: 3/6/18 -
Catalent (1)	1,285	110	12/13/18, Cost $18
Elanco Animal Health (1)	4,153	116	(1)(3)(4)(5)	118	32
GlaxoSmithKline, ADR	5,663	213	United Airlines Holdings (1)	23	1
Ipsen (EUR)	973	102			33
MyoKardia (1)	563	77	Building Products 0.2%
Novartis (CHF)	5,591	485	Gibraltar Industries (1)	1,128	74
Novo Nordisk, B Shares (DKK)	1,072	74	Johnson Controls International	5,219	213
Odonate Therapeutics (1)	60	1	PGT Innovations (1)	1,562	27
Otsuka Holdings (JPY)	3,900	165
					314
Reata Pharmaceuticals, Class A
(1)	204	20
The accompanying notes are an integral part of this Portfolio of Investments.

T.	ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Commercial Services & Supplies 0.2%			Cummins	456	96
ADT	3,712	30	Deere	2,654	588
Brink's	1,089	45	Enerpac Tool Group	2,070	39
Cintas	371	123	ESCO Technologies	861	69
Heritage-Crystal Clean (1)	872	12	Federal Signal	650	19
MSA Safety	325	43	Fortive	1,129	86
Rentokil Initial (GBP) (1)	8,626	60	Graco	980	60
Tetra Tech	230	22	Helios Technologies	859	31
			Ingersoll Rand (1)	1,962	70
		335	John Bean Technologies	773	71
Construction & Engineering 0.1%			KION Group (EUR)	2,010	172
API Group (1)	1,696	24	Knorr-Bremse (EUR)	951	112
API Group, Warrants, 10/10/20			Marel (ISK)	2,148	10
(1)	2,406	4	Meritor (1)	2,570	54
Jacobs Engineering Group	2,414	224	Mueller Water Products, Class A	3,140	33
		252	Otis Worldwide	1,307	82
Electrical Equipment 0.6%			Parker-Hannifin	60	12
			SMC (JPY)	100	56
ABB (CHF)	8,507	216
			SPX (1)	717	33
AZZ	1,001	34
			Stanley Black & Decker	1,150	187
Legrand (EUR)	1,417	113
			THK (JPY)	4,400	111
Melrose Industries (GBP) (1)	88,922	132
			Toro	554	46
Mitsubishi Electric (JPY)	17,400	236
Prysmian (EUR)	5,004	145			2,415
Rockwell Automation	1,023	226	Marine 0.0%
Siemens Energy (EUR) (1)	1,960	53	Matson	1,698	68
Thermon Group Holdings (1)	490	6
					68
		1,161	Professional Services 0.5%
Industrial Conglomerates 1.0%			Clarivate (1)	3,504	109
CK Hutchison Holdings (HKD)	12,784	77	CoStar Group (1)	269	228
DCC (GBP)	1,487	115	Equifax	747	117
General Electric	72,700	453	IHS Markit	89	7
Honeywell International	2,690	443	Recruit Holdings (JPY)	4,200	167
Roper Technologies	818	323	TechnoPro Holdings (JPY)	1,800	113
Siemens (EUR)	3,919	495	Teleperformance (EUR)	380	117
		1,906	Upwork (1)	1,860	32
Machinery 1.3%					890
Caterpillar	2,093	312	Road & Rail 0.7%
Chart Industries (1)	939	66	Canadian Pacific Railway	174	53
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Central Japan Railway (JPY)	800	115	IT Services 2.8%
Kansas City Southern	167	30	Amadeus IT Group, A Shares
Knight-Swift Transportation			(EUR)	2,027	113
Holdings	1,805	73	ANT International, Class C,
Landstar System	240	30	Acquisition Date: 6/7/18, Cost
Norfolk Southern	2,157	462	$61 (1)(3)(4)	10,922	99
Saia (1)	280	35	Booz Allen Hamilton Holding	734	61
Union Pacific	2,202	434	Euronet Worldwide (1)	424	39
		1,232	Evo Payments, Class A (1)	166	4
			Fidelity National Information
Trading Companies & Distributors 0.4%			Services	3,386	498
Ashtead Group (GBP)	2,867	103	Fiserv (1)	4,409	454
Bunzl (GBP)	2,864	93	Global Payments	3,340	593
Mitsubishi (JPY)	4,500	108	Kratos Defense & Security
Rush Enterprises, Class A	780	39	Solutions (1)	1,850	36
SiteOne Landscape Supply (1)	843	103	Mastercard, Class A	2,645	894
Sumitomo (JPY) (2)	10,700	129	NTT Data (JPY)	14,400	184
United Rentals (1)	1,097	191	PayPal Holdings (1)	4,375	862
			ServiceTitan, Acquisition Date:
		766	11/9/18, Cost $- (1)(3)(4)	19	1
Total Industrials & Business Services		10,487	Shopify, Class A (1)	54	55
INFORMATION TECHNOLOGY 12.6%			Snowflake, Class A (1)	86	22
			StoneCo, Class A (1)	561	30
Communications Equipment 0.2%
			Twilio, Class A (1)	50	12
LM Ericsson, B Shares (SEK) (2)	22,313	244	Visa, Class A	5,075	1,015
Motorola Solutions	626	98	Wix. com (1)	621	158
		342			5,130
Electronic Equipment, Instruments & Components 0.5%			Semiconductors & Semiconductor Equipment 3.7%
Belden	150	5	Advanced Micro Devices (1)	3,360	275
CTS	1,776	39	Analog Devices	1,090	127
Hamamatsu Photonics (JPY)	2,600	131	Applied Materials	8,691	517
Keysight Technologies (1)	1,462	145	ASML Holding	335	124
Largan Precision (TWD)	1,000	117	ASML Holding (EUR)	736	272
Littelfuse	260	46	Broadcom	1,855	676
Murata Manufacturing (JPY)	2,600	169	Entegris	1,713	127
National Instruments	1,654	59	Inphi (1)	147	16
Novanta (1)	865	91	KLA	12	2
Omron (JPY)	1,500	117	Lam Research	321	106
TE Connectivity	510	50	Lattice Semiconductor (1)	3,637	105
		969	Marvell Technology Group	5,997	238

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Maxim Integrated Products	1,045	71	SS&C Technologies Holdings	1,451	88
Micron Technology (1)	5,997	282	Synopsys (1)	2,195	470
MKS Instruments	110	12	Toast, Acquisition Date:
Monolithic Power Systems	50	14	9/14/18, Cost $- (1)(3)(4)	1	—
NVIDIA	1,707	924	Workday, Class A (1)	1,252	269
NXP Semiconductors	5,831	728	Zendesk (1)	180	19
PDF Solutions (1)	1,199	22	Zoom Video Communications,
			Class A (1)	305	143
QUALCOMM	10,263	1,208
Renesas Electronics (JPY) (1)	8,000	59			7,679
Semtech (1)	370	20	Technology Hardware, Storage & Peripherals 1.2%
Taiwan Semiconductor			Apple	17,016	1,971
Manufacturing (TWD)	31,219	470	Samsung Electronics (KRW)	6,839	339
Texas Instruments	2,535	362
Tokyo Electron (JPY)	500	131			2,310
			Total Information Technology		23,318
		6,888
Software 4.2%			MATERIALS 2.4%
Asana, Class A (1)	353	10	Chemicals 1.2%
Atlassian, Class A (1)	415	75	Air Liquide (EUR)	1,375	218
Avalara (1)	110	14	Air Products & Chemicals	16	5
Ceridian HCM Holding (1)	1,079	89	Asahi Kasei (JPY) (2)	16,300	142
Checkr, Acquisition Date:			BASF (EUR)	2,209	135
6/29/18 - 12/2/19, Cost $5			Covestro (EUR)	2,107	104
(1)(3)(4)	198	5	DuPont de Nemours	2,412	134
Coupa Software (1)	195	53	Element Solutions (1)	4,903	52
Descartes Systems Group (1)	1,692	96	Johnson Matthey (GBP)	5,112	155
DocuSign (1)	811	175	Linde	3,412	813
Duck Creek Technologies (1)	125	6	Minerals Technologies	730	37
Five9 (1)	725	94	PPG Industries	2,001	244
Intuit	1,972	643	Quaker Chemical	284	51
JFrog (1)	66	6	Sherwin-Williams	52	36
Microsoft	13,884	2,920	Tosoh (JPY)	1,300	21
nCino (1)	52	4	Umicore (EUR)	2,715	113
nCino, Acquisition Date:
9/16/19, Cost $9 (1)(4)	422	32			2,260
Paycom Software (1)	365	114	Containers & Packaging 0.6%
Proofpoint (1)	507	54	Amcor, CDI (AUD)	9,003	100
salesforce. com (1)	3,337	839	International Paper	8,269	335
SAP (EUR)	2,282	355	Packaging Corp. of America	4,323	471
ServiceNow (1)	1,693	821	Westrock	6,444	224
Splunk (1)	1,514	285
					1,130
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Metals & Mining 0.5%			Scentre Group (AUD)	42,243	67
Alcoa (1)	1,790	21	Sun Communities, REIT	1,455	205
Antofagasta (GBP)	10,527	139	Welltower, REIT	2,345	129
BHP Group (AUD)	2,684	69	Weyerhaeuser, REIT	9,012	257
BHP Group (GBP)	7,007	149			2,281
Constellium (1)	2,710	21	Real Estate Management & Development 0.2%
ERO Copper (CAD) (1)	2,410	35	FirstService	991	131
Franco-Nevada (CAD)	240	34	Mitsui Fudosan (JPY)	10,300	179
Haynes International	740	13
IGO (AUD)	30,885	93			310
Lundin Mining (CAD)	4,099	23	Total Real Estate		2,591
Northern Star Resources (AUD)	5,956	59	UTILITIES 2.1%
Rio Tinto (AUD)	970	66	Electric Utilities 0.9%
South32 (AUD)	42,250	63	American Electric Power	550	45
		785	Duke Energy	543	48
Paper & Forest Products 0.1%			Edison International	326	17
Stora Enso, R Shares (EUR)	12,263	192	Entergy	1,372	135
West Fraser Timber (CAD) (2)	620	29	Iberdrola (EUR)	471	6
			MGE Energy	272	17
		221	NextEra Energy	3,852	1,069
Total Materials		4,396	PNM Resources	2,210	91
REAL ESTATE 1.4%			Southern	4,852	263
Equity Real Estate Investment Trusts 1.2%					1,691
American Campus			Gas Utilities 0.1%
Communities, REIT	1,403	49
			Beijing Enterprises Holdings
Community Healthcare Trust,			(HKD)	15,500	47
REIT	280	13
			Chesapeake Utilities	551	46
CubeSmart, REIT	1,272	41
			ONE Gas	1,001	69
Douglas Emmett, REIT	280	7
			Southwest Gas Holdings	1,200	76
EastGroup Properties, REIT	749	97
First Industrial Realty Trust, REIT	702	28			238
Flagship Communities, REIT (1)	319	5	Independent Power & Renewable Electricity Producers 0.1%
Great Portland Estates (GBP)	12,371	95	AES	7,168	130
JBG SMITH Properties, REIT	1,895	51	Electric Power Development
Prologis, REIT	10,871	1,094	(JPY)	5,000	77
PS Business Parks, REIT	569	70	NextEra Energy Partners	590	36
Regency Centers, REIT	334	13			243
Rexford Industrial Realty, REIT	1,320	60	Multi-Utilities 0.9%
			Ameren	3,512	278
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Dominion Energy	200	16	Internet & Direct Marketing Retail 0.0%

Engie (EUR) (1)	16,869	225	A Place for Rover, Series G,
National Grid (GBP)	14,159	163	Acquisition Date: 5/11/18,
NiSource	3,344	73	Cost $6 (1)(3)(4)	741	4
Public Service Enterprise Group	3,864	212	Roofoods, Series F, Acquisition
			Date: 9/12/17, Cost $19
Sempra Energy	5,269	624	(1)(3)(4)	53	21
		1,591	Roofoods, Series G, Acquisition
			Date: 5/16/19, Cost $1
Water Utilities 0.1%			(1)(3)(4)	2	1

California Water Service Group	694	30			26
Middlesex Water	473	29
SJW Group	697	43	Textiles, Apparel & Luxury Goods 0.0%
			Allbirds, Series A, Acquisition
		102	Date: 10/10/18, Cost $2
Total Utilities		3,865	(1)(3)(4)	190	2
Total Miscellaneous Common Stocks 0.0% (6)		22	Allbirds, Series B, Acquisition
			Date: 10/10/18 , Cost $-
Total Common Stocks			(1)(3)(4)	35	—
(Cost $58,172)		99,854	Allbirds, Series C, Acquisition
			Date: 10/9/18, Cost $4
CONVERTIBLE PREFERRED STOCKS 0.2%			(1)(3)(4)	320	4
			Allbirds, Series Seed,
CONSUMER DISCRETIONARY 0.1%			Acquisition Date: 10/10/18,
			Cost $1 (1)(3)(4)	100	1
Automobiles 0.1%

Rivian Automotive, Series D,					7
Acquisition Date: 12/23/19,			Total Consumer Discretionary		91
Cost $13 (1)(3)(4)	1,224	19
Rivian Automotive, Series E,			CONSUMER STAPLES 0.0%
Acquisition Date: 7/10/20,			Food Products 0.0%

Cost $19 (1)(3)(4)	1,248	19	Farmers Business Network,
		38	Series D, Acquisition Date:
			11/3/17, Cost $14 (1)(3)(4)	733	24
Diversified Consumer Services 0.0%
			Total Consumer Staples		24
1stdibs. com, Series D,
Acquisition Date: 2/7/19, Cost			HEALTH CARE 0.0%
$6 (1)(3)(4)	1,120	5
			Biotechnology 0.0%

		5	Caris Life Sciences, Series C,
Hotels, Restaurants & Leisure 0.0%			Acquisition Date: 8/14/20,
			Cost $5 (1)(3)(4)	1,752	5
Cava Group, Series E,
Acquisition Date: 6/23/20,					5
Cost $15 (1)(3)(4)	648	15
			Health Care Equipment & Supplies 0.0%

		15	JAND, Series E, Acquisition
			Date: 3/9/18, Cost $9 (1)(3)(4)	546	13

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

JAND, Series F, Acquisition			INFORMATION TECHNOLOGY 0.1%
Date: 4/3/20, Cost $13
(1)(3)(4)	649	16	IT Services 0.0%

		29	ServiceTitan, Series D,
			Acquisition Date: 11/9/18,
Health Care Providers & Services 0.0%			Cost $5 (1)(3)(4)	184	6
Bright Health, Series E,
Acquisition Date: 9/16/20,					6
Cost $13 (1)(3)(4)	655	14	Software 0.1%

		14	Checkr, Series C, Acquisition
			Date: 4/10/18, Cost $4
Total Health Care		48	(1)(3)(4)	300	7
INDUSTRIALS & BUSINESS SERVICES 0.0%			Checkr, Series D, Acquisition
			Date: 9/6/19, Cost $12
Machinery 0.0%			(1)(3)(4)	400	9
Xometry, Series Seed-2,			Haul Hub, Series B, Acquisition
Acquisition Date: 9/4/20, Cost			Date: 2/14/20, Cost $3
$1 (1)(3)(4)	76	1	(1)(3)(4)	217	3
Xometry, Series Seed-1,			Plex Systems Holdings, Series
Acquisition Date: 9/4/20, Cost			B, Acquisition Date: 6/9/14,
$1 (1)(3)(4)	174	2	Cost $5 (1)(3)(4)	2,270	5
Xometry, Series A-2, Acquisition			Seismic Software, Series E,
Date: 7/20/20, Cost $1			Acquisition Date: 12/13/18,
(1)(3)(4)	94	1	Cost $7 (1)(3)(4)	223	10
Xometry, Series C, Acquisition			Seismic Software, Series F,
Date: 7/20/20 , Cost $-			Acquisition Date: 9/25/20,
(1)(3)(4)	33	—	Cost $1 (1)(3)(4)	17	1
Xometry, Series E, Acquisition			Toast, Series B, Acquisition
Date: 7/20/20, Cost $3			Date: 9/14/18 , Cost $-
(1)(3)(4)	189	3	(1)(3)(4)	10	1
Xometry, Series B, Acquisition			Toast, Series D, Acquisition
Date: 7/20/20 , Cost $-			Date: 6/27/18, Cost $13
(1)(3)(4)	32	—	(1)(3)(4)	737	48
Xometry, Series D, Acquisition			Toast, Series F, Acquisition
Date:7/20/20 , Cost $-			Date:2/14/20, Cost $3
(1)(3)(4)	26	—	(1)(3)(4)	60	4

		7			88

Road & Rail 0.0%			Total Information Technology		94

Convoy, Series C, Acquisition			UTILITIES 0.0%
Date: 9/14/18, Cost $9
(1)(3)(4)	1,241	12	Electric Utilities 0.0%
Convoy, Series D, Acquisition			Southern, Series A, 6.75%,
Date:10/30/19, Cost $10			8/1/22	1,177	54
(1)(3)(4)	764	8
			Total Utilities		54
		20	Total Convertible Preferred Stocks
Total Industrials & Business Services		27	(Cost $274)		338

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

			APT Pipelines,
CORPORATE BONDS 7.9%			3.875%, 10/11/22 (7)	35,000	37
			APT Pipelines,
AbbVie,			4.25%, 7/15/27 (7)	180,000	203
2.95%, 11/21/26 (7)	45,000	49	Arrow Electronics,
AbbVie,			4.00%, 4/1/25	50,000	54
3.20%, 11/21/29 (7)	45,000	49	AT&T,
AbbVie,			2.25%, 2/1/32	75,000	75
3.60%, 5/14/25	30,000	33	AT&T,
AbbVie,			2.30%, 6/1/27	40,000	42
4.05%, 11/21/39 (7)	25,000	28	AT&T,
AbbVie,			2.75%, 6/1/31	90,000	95
4.70%, 5/14/45	55,000	67	AT&T,
AbbVie,			3.65%, 6/1/51	35,000	35
4.875%, 11/14/48	108,000	136	AT&T,
AerCap Ireland Capital,			4.30%, 2/15/30	27,000	32
4.875%, 1/16/24	175,000	181	AT&T,
Aflac,			4.50%, 3/9/48	77,000	88
3.60%, 4/1/30	15,000	18	Ausgrid Finance,
Alexandria Real Estate Equities,			3.85%, 5/1/23 (7)	30,000	32
1.875%, 2/1/33	20,000	20	Ausgrid Finance,
Alexandria Real Estate Equities,			4.35%, 8/1/28 (7)	40,000	46
3.95%, 1/15/28	65,000	75	Avnet,
Alexandria Real Estate Equities,			3.75%, 12/1/21	60,000	61
4.70%, 7/1/30	15,000	18	Avolon Holdings Funding,
American Airlines PTT, Series 2016-			3.95%, 7/1/24 (7)	90,000	86
1, Class AA,			Avolon Holdings Funding,
3.575%, 1/15/28	12,141	12	4.375%, 5/1/26 (7)	30,000	28
American Airlines PTT, Series 2016-			Baidu,
3, Class B,			2.875%, 7/6/22	200,000	206
3.75%, 10/15/25	15,581	11	Bangkok Bank, VR,
American Airlines PTT, Series 2017-			3.733%, 9/25/34 (8)	200,000	196
2, Class AA,			Bank of America,
3.35%, 10/15/29	17,835	17	3.248%, 10/21/27	70,000	77
American Airlines PTT, Series 2017-			Bank of America, VR,
2, Class B,			1.898%, 7/23/31 (8)	45,000	45
3.70%, 10/15/25	52,654	34	Bank of America, VR,
American Campus Communities			2.496%, 2/13/31 (8)	60,000	63
Operating Partnership,			Bank of America, VR,
2.85%, 2/1/30	78,000	79	2.592%, 4/29/31 (8)	50,000	53
American Campus Communities			Bank of America, VR,
Operating Partnership,			2.676%, 6/19/41 (8)	45,000	46
3.30%, 7/15/26	20,000	21
American Campus Communities			Bank of America, VR,
Operating Partnership,			3.419%, 12/20/28 (8)	75,000	83
3.625%, 11/15/27	45,000	48	Bank of America, VR,
Anthem,			4.271%, 7/23/29 (8)	65,000	76
2.25%, 5/15/30	25,000	26	Barclays, VR,
Apple,			4.61%, 2/15/23 (8)	200,000	209
1.65%, 5/11/30	40,000	41	BAT Capital,
			3.222%, 8/15/24	40,000	43

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BAT Capital,			Brixmor Operating Partnership,
3.557%, 8/15/27	150,000	162	3.65%, 6/15/24	31,000	33
BAT International Finance,			Brixmor Operating Partnership,
1.668%, 3/25/26	15,000	15	3.85%, 2/1/25	60,000	64
BBVA Bancomer,			Brixmor Operating Partnership,
4.375%, 4/10/24 (7)	150,000	162	3.90%, 3/15/27	35,000	37
BBVA Bancomer, VR,			Brixmor Operating Partnership,
5.125%, 1/18/33 (8)	200,000	193	4.05%, 7/1/30	25,000	27
Becton Dickinson & Company,			Brixmor Operating Partnership,
2.823%, 5/20/30	35,000	38	4.125%, 5/15/29	20,000	22
Becton Dickinson & Company,			Cameron LNG,
2.894%, 6/6/22	20,000	21	2.902%, 7/15/31 (7)	15,000	16
Becton Dickinson & Company,			Cameron LNG,
3.363%, 6/6/24	32,000	34	3.302%, 1/15/35 (7)	20,000	23
Becton Dickinson & Company,			Cameron LNG,
3.70%, 6/6/27	134,000	151	3.701%, 1/15/39 (7)	15,000	17
Becton Dickinson & Company,			Capital One Financial,
3.794%, 5/20/50	35,000	39	3.75%, 3/9/27	75,000	83
Becton Dickinson & Company,			Capital One Financial,
4.669%, 6/6/47	35,000	43	3.90%, 1/29/24	25,000	27
Boardwalk Pipelines,			Cardinal Health,
3.375%, 2/1/23	61,000	62	3.75%, 9/15/25	38,000	42
Boardwalk Pipelines,			Cardinal Health,
3.40%, 2/15/31	35,000	34	4.50%, 11/15/44	10,000	11
Boardwalk Pipelines,			Cardinal Health,
4.45%, 7/15/27	10,000	11	4.90%, 9/15/45	10,000	12
Boardwalk Pipelines,			Charter Communications Operating,
4.95%, 12/15/24	35,000	38	2.80%, 4/1/31	75,000	78
Boardwalk Pipelines,			Charter Communications Operating,
5.95%, 6/1/26	10,000	12	3.70%, 4/1/51	40,000	39
Booking Holdings,			Charter Communications Operating,
4.10%, 4/13/25	15,000	17	3.75%, 2/15/28	30,000	33
Booking Holdings,			Charter Communications Operating,
4.50%, 4/13/27	15,000	18	4.20%, 3/15/28	45,000	51
Booking Holdings,			Charter Communications Operating,
4.625%, 4/13/30	20,000	24	6.484%, 10/23/45	12,000	16
Boral Finance,			Cheniere Corpus Christi Holdings,
3.00%, 11/1/22 (7)	5,000	5	3.70%, 11/15/29 (7)	45,000	47
Boral Finance,			Cheniere Corpus Christi Holdings,
3.75%, 5/1/28 (7)	80,000	83	5.125%, 6/30/27	15,000	17
Boston Properties,			Cigna,
3.20%, 1/15/25	105,000	114	3.40%, 3/1/27	45,000	51
Boston Properties,			Cigna,
3.25%, 1/30/31	20,000	22	3.40%, 3/15/50	40,000	42
Boston Properties,			Cigna,
3.65%, 2/1/26	30,000	33	4.50%, 2/25/26	55,000	64
Braskem Finance,			Cigna,
7.375% (9)	100,000	100	4.80%, 8/15/38	50,000	62
Bristol-Myers Squibb,			Citigroup, VR,
5.25%, 8/15/43	30,000	43	3.106%, 4/8/26 (8)	40,000	43

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

CNO Financial Group,			Energy Transfer Operating,
5.25%, 5/30/25	65,000	74	2.90%, 5/15/25	15,000	15
Comcast,			Energy Transfer Operating,
2.45%, 8/15/52	40,000	37	4.20%, 4/15/27	55,000	57
Comcast,			Energy Transfer Operating,
2.80%, 1/15/51	60,000	60	4.50%, 4/15/24	10,000	11
Comcast,			Energy Transfer Operating,
3.25%, 11/1/39	50,000	56	4.95%, 6/15/28	20,000	21
Comcast,			Energy Transfer Operating,
3.30%, 2/1/27	104,000	117	5.00%, 5/15/50	10,000	9
Comcast,			Energy Transfer Operating,
3.90%, 3/1/38	60,000	71	5.25%, 4/15/29	25,000	27
Concho Resources,			Energy Transfer Operating,
2.40%, 2/15/31	10,000	10	5.50%, 6/1/27	10,000	11
Country Garden Holdings,			Energy Transfer Operating,
5.125%, 1/17/25	200,000	209	5.875%, 1/15/24	40,000	44
Credit Suisse Group, VR,			Energy Transfer Operating,
2.593%, 9/11/25 (7)(8)	250,000	260	6.00%, 6/15/48	35,000	35
Crown Castle Towers,			Energy Transfer Operating,
3.663%, 5/15/25 (7)	85,000	89	6.25%, 4/15/49	40,000	41
CVS Health,			Eni, Series X-R,
1.30%, 8/21/27	35,000	34	4.75%, 9/12/28 (7)	205,000	239
CVS Health,			Equitable Holdings,
2.70%, 8/21/40	15,000	14	4.35%, 4/20/28	40,000	45
CVS Health,			Essex Portfolio,
3.625%, 4/1/27	10,000	11	3.375%, 4/15/26	35,000	39
CVS Health,			Fidelity National Financial,
4.10%, 3/25/25	17,000	19	4.50%, 8/15/28	21,000	24
CVS Health,			Fifth Third Bancorp,
4.25%, 4/1/50	80,000	94	2.55%, 5/5/27	15,000	16
CVS Health,			FirstEnergy, Series B,
5.05%, 3/25/48	35,000	44	2.25%, 9/1/30	5,000	5
CVS Health,			FirstEnergy, Series B,
5.125%, 7/20/45	5,000	6	3.90%, 7/15/27	105,000	115
Diamondback Energy,			FirstEnergy Transmission,
2.875%, 12/1/24	75,000	76	4.35%, 1/15/25 (7)	65,000	71
Diamondback Energy,			General Electric,
3.25%, 12/1/26	50,000	50	5.55%, 1/5/26	40,000	46
Diamondback Energy,			General Motors Financial,
3.50%, 12/1/29	25,000	24	3.20%, 7/6/21	5,000	5
Discover Financial Services,			General Motors Financial,
3.75%, 3/4/25	150,000	163	4.00%, 10/6/26	20,000	21
Ecolab,			General Motors Financial,
4.80%, 3/24/30	5,000	6	4.20%, 3/1/21	15,000	15
Edison International,			General Motors Financial,
4.95%, 4/15/25	5,000	5	4.30%, 7/13/25	45,000	49
Empresa Nacional de			General Motors Financial,
Telecomunicaciones,			4.35%, 4/9/25	22,000	24
4.875%, 10/30/24	200,000	214	General Motors Financial,
Enel Chile,			5.10%, 1/17/24	20,000	22
4.875%, 6/12/28	105,000	124

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

GLP Capital,			Keysight Technologies,
3.35%, 9/1/24	10,000	10	4.60%, 4/6/27	38,000	44
Goldman Sachs Group,			Kilroy Realty,
3.50%, 11/16/26	140,000	155	4.375%, 10/1/25	13,000	14
Gray Oak Pipeline,			Kinder Morgan Energy Partners,
2.00%, 9/15/23 (7)	5,000	5	3.50%, 3/1/21	5,000	5
Gray Oak Pipeline,			Las Vegas Sands,
2.60%, 10/15/25 (7)	15,000	15	3.20%, 8/8/24	13,000	13
Gray Oak Pipeline,			Las Vegas Sands,
3.45%, 10/15/27 (7)	5,000	5	3.50%, 8/18/26	25,000	25
Hasbro,			Marsh & McLennan,
3.00%, 11/19/24	50,000	53	2.25%, 11/15/30	15,000	16
Hasbro,			Martin Marietta Materials,
3.55%, 11/19/26	25,000	26	4.25%, 7/2/24	10,000	11
Healthcare Realty Trust,			Micron Technology,
2.05%, 3/15/31	15,000	15	4.185%, 2/15/27	40,000	46
Healthcare Realty Trust,			Micron Technology,
3.625%, 1/15/28	60,000	66	4.64%, 2/6/24	85,000	94
Healthpeak Properties,			Micron Technology,
2.875%, 1/15/31	5,000	5	5.327%, 2/6/29	22,000	26
Healthpeak Properties,			Mileage Plus Holdings,
3.25%, 7/15/26	5,000	6	6.50%, 6/20/27 (7)	45,000	47
Healthpeak Properties,			Morgan Stanley,
3.50%, 7/15/29	10,000	11	3.625%, 1/20/27	70,000	79
Highwoods Realty,			Morgan Stanley,
3.05%, 2/15/30	65,000	67	4.00%, 7/23/25	35,000	39
Highwoods Realty,			Morgan Stanley, VR,
4.125%, 3/15/28	41,000	45	4.431%, 1/23/30 (8)	25,000	30
HSBC Holdings, VR,			Netflix,
3.95%, 5/18/24 (8)	200,000	214	6.375%, 5/15/29	55,000	68
Humana,			NiSource,
4.875%, 4/1/30	42,000	52	0.95%, 8/15/25	5,000	5
Hyundai Capital America,			NiSource,
1.80%, 10/15/25 (7)	20,000	20	1.70%, 2/15/31	25,000	24
Hyundai Capital America,			NiSource,
2.375%, 2/10/23 (7)	45,000	46	3.60%, 5/1/30	37,000	42
Intercontinental Exchange,			NRG Energy,
1.85%, 9/15/32	65,000	65	3.75%, 6/15/24 (7)	10,000	11
Intercontinental Exchange,			NRG Energy,
2.65%, 9/15/40	30,000	30	4.45%, 6/15/29 (7)	25,000	28
JPMorgan Chase, VR,			NXP,
2.182%, 6/1/28 (8)	60,000	63	2.70%, 5/1/25 (7)	5,000	5
JPMorgan Chase, VR,			NXP,
2.522%, 4/22/31 (8)	50,000	53	3.15%, 5/1/27 (7)	10,000	11
JPMorgan Chase, VR,			NXP,
2.739%, 10/15/30 (8)	40,000	43	5.35%, 3/1/26 (7)	20,000	24
JPMorgan Chase, VR,			Occidental Petroleum,
2.956%, 5/13/31 (8)	164,000	175	2.90%, 8/15/24	125,000	106
JPMorgan Chase, VR,			Oracle,
3.54%, 5/1/28 (8)	25,000	28	2.80%, 4/1/27	40,000	44

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Oracle,			Suncor Energy,
2.95%, 4/1/30	65,000	72	3.10%, 5/15/25	8,000	9
Oracle,			Synchrony Financial,
3.60%, 4/1/50	50,000	56	4.25%, 8/15/24	12,000	13
Pacific Gas & Electric,			Synchrony Financial,
2.10%, 8/1/27	45,000	44	4.375%, 3/19/24	10,000	11
Pacific Gas & Electric,			T-Mobile USA,
2.50%, 2/1/31	50,000	47	2.05%, 2/15/28 (7)	25,000	26
Pacific Gas & Electric,			T-Mobile USA,
3.30%, 8/1/40	40,000	37	3.75%, 4/15/27 (7)	110,000	123
Pacific Gas & Electric,			T-Mobile USA,
4.55%, 7/1/30	50,000	54	3.875%, 4/15/30 (7)	40,000	46
PerkinElmer,			Thermo Fisher Scientific,
3.30%, 9/15/29	46,000	51	1.75%, 4/15/27 (EUR)	100,000	127
Prologis,			Transcontinental Gas Pipe Line,
1.25%, 10/15/30	15,000	15	3.25%, 5/15/30 (7)	10,000	11
Regency Centers,			Transcontinental Gas Pipe Line,
3.70%, 6/15/30	35,000	38	4.00%, 3/15/28	15,000	17
Reynolds American,			Transcontinental Gas Pipe Line,
4.45%, 6/12/25	55,000	62	4.60%, 3/15/48	30,000	34
Roper Technologies,			Transurban Finance,
2.00%, 6/30/30	10,000	10	2.45%, 3/16/31 (7)	25,000	25
Ross Stores,			Transurban Finance,
4.80%, 4/15/30	15,000	18	3.375%, 3/22/27 (7)	15,000	16
Ross Stores,			Transurban Finance,
5.45%, 4/15/50	30,000	39	4.125%, 2/2/26 (7)	15,000	17
Sabine Pass Liquefaction,			Trinity Acquisition,
4.50%, 5/15/30 (7)	10,000	11	4.40%, 3/15/26	65,000	75
Sabine Pass Liquefaction,			U. S. Airways PTT, Series 2013-1,
5.00%, 3/15/27	115,000	129	Class A,
Sabine Pass Liquefaction,			3.95%, 11/15/25	21,587	18
5.875%, 6/30/26	40,000	47	United Airlines PTT, Series 2019-2,
SBA Tower Trust,			Class A,
3.168%, 4/11/22 (7)	65,000	66	2.90%, 5/1/28	15,000	13
SBA Tower Trust,			United Airlines PTT, Series 2019-2,
3.448%, 3/15/23 (7)	30,000	32	Class AA,
SBA Tower Trust,			2.70%, 5/1/32	10,000	9
3.869%, 10/8/24 (7)	125,000	131	UnitedHealth Group,
Simon Property Group,			2.00%, 5/15/30	15,000	16
2.65%, 7/15/30	40,000	40	UnitedHealth Group,
Simon Property Group,			2.75%, 5/15/40	70,000	73
3.30%, 1/15/26	10,000	11	UnitedHealth Group,
Simon Property Group,			2.90%, 5/15/50	30,000	31
3.375%, 10/1/24	105,000	113	UnitedHealth Group,
Simon Property Group,			3.50%, 8/15/39	18,000	21
3.50%, 9/1/25	22,000	24	UnitedHealth Group,
SMBC Aviation Capital Finance,			4.45%, 12/15/48	5,000	7
3.55%, 4/15/24 (7)	205,000	214	Valero Energy,
Southern,			2.15%, 9/15/27	15,000	15
3.25%, 7/1/26	60,000	67	Ventas Realty,
			3.25%, 10/15/26	60,000	64

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

VEREIT Operating Partnership,			Woodside Finance,
3.95%, 8/15/27	110,000	117	3.70%, 3/15/28 (7)	71,000	76
VEREIT Operating Partnership,			WPP Finance 2010,
4.60%, 2/6/24	105,000	113	3.625%, 9/7/22	40,000	42

VEREIT Operating Partnership,			Total Corporate Bonds
4.625%, 11/1/25	25,000	28	(Cost $13,735)		14,527
VEREIT Operating Partnership,
4.875%, 6/1/26	20,000	23
Verizon Communications,			ASSET-BACKED SECURITIES 1.7%
4.522%, 9/15/48	35,000	46	AmeriCredit Automobile Receivables
Verizon Communications,			Trust
4.75%, 11/1/41	15,000	20	Series 2016-4, Class D, 2.74%,
Vistra Operations,			12/8/22	90,000	91
3.55%, 7/15/24 (7)	105,000	111	AmeriCredit Automobile Receivables
Vistra Operations,			Trust
3.70%, 1/30/27 (7)	95,000	100	Series 2019-1, Class B, 3.13%,
Vistra Operations,			2/18/25	20,000	21
4.30%, 7/15/29 (7)	63,000	69	Applebee's Funding
Vodafone Group,			Series 2019-1A, Class A2I,
4.375%, 5/30/28	54,000	64	4.194%, 6/7/49 (7)	120,000	111
Vodafone Group,			Avis Budget Rental Car Funding
5.25%, 5/30/48	105,000	135	AESOP
Volkswagen Group of America			Series 2016-1A, Class A, 2.99%,
Finance,			6/20/22 (7)	100,000	101
3.20%, 9/26/26 (7)	205,000	225	BlueMountain
Wells Fargo,			Series 2015-2A, Class A1R, CLO,
4.30%, 7/22/27	35,000	40	FRN
Wells Fargo, VR,			3M USD LIBOR + 0.93%, 1.202%,
2.188%, 4/30/26 (8)	30,000	31	7/18/27 (7)	247,073	246
Wells Fargo, VR,			CBAM
2.393%, 6/2/28 (8)	30,000	31	Series 2019-9A, Class A, CLO,
			FRN
Wells Fargo, VR,			3M USD LIBOR + 1.28%, 1.555%,
2.572%, 2/11/31 (8)	65,000	68	2/12/30 (7)	250,000	249
Wells Fargo, VR,			CIFC Funding
2.879%, 10/30/30 (8)	100,000	107	Series 2020-1A, Class A1, CLO,
Wells Fargo, VR,			FRN
3.068%, 4/30/41 (8)	45,000	47	3M USD LIBOR + 1.70%, 1.942%,
Westlake Chemical,			7/15/32 (7)	250,000	251
1.625%, 7/17/29 (EUR)	100,000	115	CNH Equipment Trust
Williams,			Series 2017-C, Class B, 2.54%,
3.90%, 1/15/25	90,000	98	5/15/25	5,000	5
Williams,			Dryden
4.00%, 9/15/25	20,000	22	Series 2020-86A, Class A, CLO,
Williams,			FRN
4.30%, 3/4/24	5,000	5	3M USD LIBOR + 1.65%, 1.884%,
Willis North America,			7/17/30 (7)	250,000	251
3.60%, 5/15/24	45,000	49	Elara HGV Timeshare Issuer
Woodside Finance,			Series 2014-A, Class A, 2.53%,
3.65%, 3/5/25 (7)	45,000	48	2/25/27 (7)	7,357	7
Woodside Finance,
3.70%, 9/15/26 (7)	40,000	43

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Ford Credit Auto Owner Trust			Sierra Timeshare Receivables
Series 2018-1, Class C, 3.49%,			Funding
7/15/31 (7)	100,000	107	Series 2015-3A, Class A, 2.58%,
Ford Credit Auto Owner Trust			9/20/32 (7)	10,149	10
Series 2019-1, Class A, 3.52%,			Sierra Timeshare Receivables
7/15/30 (7)	115,000	126	Funding
GM Financial Automobile Leasing			Series 2016-1A, Class A, 3.08%,
Trust			3/21/33 (7)	16,339	16
Series 2020-3, Class C, 1.11%,			Sierra Timeshare Receivables
10/21/24	25,000	25	Funding
Hardee's Funding			Series 2019-1A, Class A, 3.20%,
Series 2018-1A, Class A2I, 4.25%,			1/20/36 (7)	47,107	49
6/20/48 (7)	39,200	39	SLM Student Loan Trust
Hardee's Funding			Series 2008-9, Class A, FRN
Series 2018-1A, Class A2II,			3M USD LIBOR + 1.50%, 1.745%,
4.959%, 6/20/48 (7)	53,900	56	4/25/23	22,452	22
Hyundai Auto Receivables Trust			SMB Private Education Loan Trust
Series 2016-B, Class D, 2.68%,			Series 2015-B, Class A2A, 2.98%,
9/15/23	35,000	35	7/15/27 (7)	28,587	29
Jack in the Box Funding			SMB Private Education Loan Trust
Series 2019-1A, Class A2I,			Series 2018-A, Class A2A, 3.50%,
3.982%, 8/25/49 (7)	64,513	66	2/15/36 (7)	99,119	105
Jimmy Johns Funding			SMB Private Education Loan Trust
Series 2017-1A, Class A2I, 3.61%,			Series 2018-C, Class A2A, 3.63%,
7/30/47 (7)	24,250	25	11/15/35 (7)	91,188	96
MMAF Equipment Finance			Southwick Park
Series 2018-A, Class A4, 3.39%,			Series 2019-4A, Class A1, CLO,
1/10/25 (7)	100,000	104	FRN
MVW			3M USD LIBOR + 1.30%, 1.572%,
Series 2020-1A, Class A, 1.74%,			7/20/32 (7)	250,000	249
10/20/37 (7)	96,793	98	Taco Bell Funding
MVW Owner Trust			Series 2018-1A, Class A2I,
Series 2014-1A, Class A, 2.25%,			4.318%, 11/25/48 (7)	73,688	75
9/22/31 (7)	13,507	14	Total Asset-Backed Securities
Navient Private Education Refi Loan			(Cost $3,125)		3,156
Trust
Series 2020-GA, Class A, 1.17%,
9/16/69 (7)	100,000	100	NON-U. S. GOVERNMENT MORTGAGE-BACKED
Neuberger Berman XIX			SECURITIES 3.5%
Series 2015-19A, Class A2R2,			Angel Oak Mortgage Trust
CLO, FRN			Series 2019-3, Class A3, CMO,
3M USD LIBOR + 1.15%, 1.425%,			ARM
7/15/27 (7)	250,000	243	3.238%, 5/25/59 (7)	39,015	39
Santander Retail Auto Lease Trust			Angel Oak Mortgage Trust
Series 2019-B, Class C, 2.77%,			Series 2020-3, Class A1, CMO,
8/21/23 (7)	30,000	31	ARM
Santander Retail Auto Lease Trust			1.691%, 4/25/65 (7)	51,407	52
Series 2019-B, Class D, 3.31%,			Angel Oak Mortgage Trust
6/20/24 (7)	100,000	103	Series 2020-5, Class A3, CMO,
			ARM
			2.041%, 5/25/65 (7)	48,145	48

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Angel Oak Mortgage Trust			Citigroup Commercial Mortgage
Series 2020-6, Class A3, CMO,			Trust
ARM			Series 2014-GC21, Class AS,
1.775%, 5/25/65 (7)	68,073	68	4.026%, 5/10/47	35,000	38
Ashford Hospitality Trust			Citigroup Commercial Mortgage
Series 2018-ASHF, Class B, ARM			Trust
1M USD LIBOR + 1.25%, 1.402%,			Series 2015-GC27, Class AS,
4/15/35 (7)	45,000	42	3.571%, 2/10/48	15,000	16
Ashford Hospitality Trust			Citigroup Commercial Mortgage
Series 2018-ASHF, Class C, ARM			Trust
1M USD LIBOR + 1.40%, 1.552%,			Series 2017-C4, Class AS, 3.764%,
4/15/35 (7)	20,000	18	10/12/50	45,000	51
BANK			Citigroup Commercial Mortgage
Series 2019-BN21, Class C,			Trust
3.517%, 10/17/52	25,000	24	Series 2017-P7, Class AS, 3.915%,
BANK			4/14/50	25,000	28
Series 2019-BN22, Class D, 2.50%,			Citigroup Commercial Mortgage
11/15/62 (7)	55,000	43	Trust
BANK			Series 2018-B2, Class C, ARM
Series 2020-BN25, Class AS,			4.828%, 3/10/51	30,000	29
2.841%, 1/15/63	25,000	27	COLT Mortgage Loan Trust
Barclays Commercial Mortgage			Series 2018-4, Class A1, CMO,
Trust			ARM
Series 2019-BWAY, Class D, ARM			4.006%, 12/28/48 (7)	34,669	35
1M USD LIBOR + 2.16%, 2.312%,			COLT Mortgage Loan Trust
11/25/34 (7)	25,000	23	Series 2019-3, Class A1, CMO,
Bayview Mortgage Fund IVc Trust			ARM
Series 2017-RT3, Class A, CMO,			2.764%, 8/25/49 (7)	42,887	43
ARM			Commercial Mortgage Trust
3.50%, 1/28/58 (7)	48,040	49	Series 2014-UBS6, Class AM,
Bayview Opportunity Master Fund			4.048%, 12/10/47	110,000	120
IVa Trust			Commercial Mortgage Trust
Series 2017-RT1, Class A1, CMO,			Series 2015-CR24, Class AM, ARM
ARM			4.028%, 8/10/48	25,000	28
3.00%, 3/28/57 (7)	40,684	42	Commercial Mortgage Trust
Benchmark Mortgage Trust			Series 2015-LC21, Class B, ARM
Series 2018-B1, Class AM, ARM			4.48%, 7/10/48	45,000	48
3.878%, 1/15/51	25,000	29	Commercial Mortgage Trust
Benchmark Mortgage Trust			Series 2015-PC1, Class B, ARM
Series 2019-B13, Class AM,			4.577%, 7/10/50	20,000	21
3.183%, 8/15/57	35,000	39	Commercial Mortgage Trust
BXP Trust			Series 2016-CR28, Class AHR,
Series 2017-GM, Class C, ARM			3.651%, 2/10/49	28,114	30
3.539%, 6/13/39 (7)	45,000	48	Connecticut Avenue Securities
CIM Trust			Series 2017-C02, Class 2ED3,
Series 2019-INV3, Class A15,			CMO, ARM
CMO, ARM			1M USD LIBOR + 1.35%, 1.498%,
3.50%, 8/25/49 (7)	71,206	73	9/25/29	57,684	57
CIM Trust			Connecticut Avenue Securities
Series 2020-INV1, Class A2, CMO,			Series 2017-C06, Class 2ED1,
ARM			CMO, ARM
2.50%, 4/25/50 (7)	100,000	103	1M USD LIBOR + 1.00%, 1.148%,
			2/25/30	41,540	41
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Connecticut Avenue Securities			FREMF Mortgage Trust
Series 2018-C01, Class 1ED2,			Series 2019-K98, Class B, ARM
CMO, ARM			3.862%, 10/25/52 (7)	25,000	28
1M USD LIBOR + 0.85%, 0.998%,			Galton Funding Mortgage Trust
7/25/30	59,877	59	Series 2018-1, Class A23, CMO,
Connecticut Avenue Securities			ARM
Series 2018-C02, Class 2EB2,			3.50%, 11/25/57 (7)	37,714	39
CMO, ARM			Galton Funding Mortgage Trust
1M USD LIBOR + 0.90%, 1.048%,			Series 2018-2, Class A22, CMO,
8/25/30	34,050	33	ARM
Connecticut Avenue Securities Trust			4.00%, 10/25/58 (7)	45,883	47
Series 2020-R01, Class 1M1,			Galton Funding Mortgage Trust
CMO, ARM			Series 2019-H1, Class A1, CMO,
1M USD LIBOR + 0.80%, 0.948%,			ARM
1/25/40 (7)	35,706	36	2.657%, 10/25/59 (7)	59,258	60
Connecticut Avenue Securities Trust			Galton Funding Mortgage Trust
Series 2020-R02, Class 2M1,			Series 2019-H1, Class A3, CMO,
CMO, ARM			ARM
1M USD LIBOR + 0.75%, 0.898%,			2.964%, 10/25/59 (7)	72,569	73
1/25/40 (7)	19,815	20	Goldman Sachs Mortgage Securities
CSAIL Commercial Mortgage Trust			Trust
Series 2019-C17, Class AS,			Series 2013-GC16, Class B, ARM
3.278%, 9/15/52	30,000	33	5.161%, 11/10/46	120,000	127
CSAIL Commercial Mortgage Trust			Goldman Sachs Mortgage Securities
Series 2019-C17, Class B, 3.48%,			Trust
9/15/52	35,000	37	Series 2015-GC28, Class AS,
Deephaven Residential Mortgage			3.759%, 2/10/48	45,000	49
Trust			Goldman Sachs Mortgage Securities
Series 2018-2A, Class A1, CMO,			Trust
ARM			Series 2017-GS8, Class C, ARM
3.479%, 4/25/58 (7)	33,172	34	4.481%, 11/10/50	90,000	90
Deephaven Residential Mortgage			Goldman Sachs Mortgage Securities
Trust			Trust
Series 2018-3A, Class M1, CMO,			Series 2019-GC40, Class A4,
ARM			3.16%, 7/10/52	100,000	113
4.357%, 8/25/58 (7)	100,000	101	Goldman Sachs Mortgage Securities
Ellington Financial Mortgage Trust			Trust
Series 2019-2, Class A1, CMO,			Series 2019-GSA1, Class B,
ARM			3.511%, 11/10/52	75,000	79
2.739%, 11/25/59 (7)	83,470	85	Goldman Sachs Mortgage Securities
FREMF Mortgage Trust			Trust
Series 2018-K731, Class B, ARM			Series 2019-SOHO, Class C, ARM
4.063%, 2/25/25 (7)	65,000	71	1M USD LIBOR + 1.30%, 1.452%,
FREMF Mortgage Trust			6/15/36 (7)	85,000	82
Series 2019-K100, Class B, ARM			Goldman Sachs Mortgage Securities
3.61%, 11/25/52 (7)	45,000	50	Trust
FREMF Mortgage Trust			Series 2020-GC47, Class B, ARM
Series 2019-K92, Class B, ARM			3.571%, 5/12/53	35,000	37
4.337%, 5/25/52 (7)	20,000	23	Great Wolf Trust
FREMF Mortgage Trust			Series 2019-WOLF, Class A, ARM
Series 2019-K97, Class B, ARM			1M USD LIBOR + 1.034%, 1.186%,
3.893%, 9/25/51 (7)	50,000	56	12/15/36 (7)	40,000	39

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Great Wolf Trust			JPMorgan Mortgage Trust
Series 2019-WOLF, Class C, ARM			Series 2020-INV1, Class A3, CMO,
1M USD LIBOR + 1.633%, 1.785%,			ARM
12/15/36 (7)	35,000	32	3.50%, 8/25/50 (7)	33,574	35
Hilton Orlando Trust			JPMorgan Mortgage Trust
Series 2018-ORL, Class A, ARM			Series 2020-INV1, Class A11,
1M USD LIBOR + 0.77%, 0.922%,			CMO, ARM
12/15/34 (7)	100,000	96	1M USD LIBOR + 0.83%, 1.005%,
Homeward Opportunities Fund I			8/25/50 (7)	25,181	25
Trust			JPMorgan Mortgage Trust
Series 2019-1, Class A2, CMO,			Series 2020-LTV1, Class A3, CMO,
ARM			ARM
3.556%, 1/25/59 (7)	74,997	76	3.50%, 6/25/50 (7)	47,757	49
Homeward Opportunities Fund I			JPMorgan Mortgage Trust
Trust			Series 2020-LTV1, Class A15,
Series 2019-3, Class A1, CMO,			CMO, ARM
ARM			3.50%, 6/25/50 (7)	23,878	25
2.675%, 11/25/59 (7)	74,761	76	MetLife Securitization Trust
Homeward Opportunities Fund I			Series 2018-1A, Class A, CMO,
Trust			ARM
Series 2020-2, Class A1, CMO,			3.75%, 3/25/57 (7)	84,073	90
ARM			Mill City Mortgage Loan Trust
1.657%, 5/25/65 (7)	96,480	97	Series 2016-1, Class A1, CMO,
Hudson Yards Mortgage Trust			ARM
Series 2019-30HY, Class B, ARM			2.50%, 4/25/57 (7)	24,365	25
3.38%, 7/10/39 (7)	100,000	109	Morgan Stanley Bank of America
Hudson Yards Mortgage Trust			Merrill Lynch Trust
Series 2019-30HY, Class D, ARM			Series 2014-C18, Class 300A,
3.558%, 7/10/39 (7)	100,000	103	3.749%, 8/15/31	25,000	26
Independence Plaza Trust			Morgan Stanley Bank of America
Series 2018-INDP, Class A,			Merrill Lynch Trust
3.763%, 7/10/35 (7)	105,000	112	Series 2015-C24, Class AS, ARM
JPMorgan Chase Commercial			4.036%, 5/15/48	10,000	11
Mortgage Securities Trust			Morgan Stanley Bank of America
Series 2016-JP2, Class AS,			Merrill Lynch Trust
3.056%, 8/15/49	35,000	37	Series 2015-C27, Class AS,
JPMorgan Chase Commercial			4.068%, 12/15/47	40,000	45
Mortgage Securities Trust			Morgan Stanley Capital I Trust
Series 2016-JP3, Class B, ARM			Series 2015-MS1, Class AS, ARM
3.397%, 8/15/49	20,000	20	4.166%, 5/15/48	10,000	11
JPMorgan Chase Commercial			Morgan Stanley Capital I Trust
Mortgage Securities Trust			Series 2017-ASHF, Class B, ARM
Series 2018-WPT, Class AFX,			1M USD LIBOR + 1.25%, 1.402%,
4.248%, 7/5/33 (7)	20,000	21	11/15/34 (7)	90,000	85
JPMorgan Deutsche Bank			New Orleans Hotel Trust
Commercial Mortgage Securities			Series 2019-HNLA, Class B, ARM
Trust			1M USD LIBOR + 1.289%, 1.441%,
Series 2016-C1, Class AM,			4/15/32 (7)	100,000	93
3.539%, 5/10/49	100,000	109	New Residential Mortgage Loan
JPMorgan Mortgage Trust			Trust
Series 2019-INV2, Class A3, CMO,			Series 2019-NQM1, Class A1,
ARM			CMO, ARM
3.50%, 2/25/50 (7)	26,085	27	3.675%, 1/25/49 (7)	42,622	43
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

New Residential Mortgage Loan			Structured Agency Credit Risk Debt
Trust			Notes
Series 2019-NQM2, Class A1,			Series 2018-DNA2, Class M1,
CMO, ARM			CMO, ARM
3.60%, 4/25/49 (7)	60,536	61	1M USD LIBOR + 0.80%, 0.948%,
OBX Trust			12/25/30 (7)	10,665	11
Series 2020-EXP1, Class 1A8,			Structured Agency Credit Risk Debt
CMO, ARM			Notes
3.50%, 2/25/60 (7)	78,241	81	Series 2018-DNA3, Class M1,
OBX Trust			CMO, ARM
Series 2020-EXP2, Class A8, CMO,			1M USD LIBOR + 0.75%, 0.898%,
ARM			9/25/48 (7)	47	—
3.00%, 5/25/60 (7)	93,383	96	Structured Agency Credit Risk Debt
RETL			Notes
Series 2019-RVP, Class A, ARM			Series 2018-HQA1, Class M2AS,
1M USD LIBOR + 1.15%, 1.302%,			CMO, ARM
3/15/36 (7)	4,204	4	1M USD LIBOR + 1.10%, 1.248%,
Seasoned Credit Risk Transfer Trust			9/25/30	35,451	34
Series 2016-1, Class M1, CMO,			Structured Agency Credit Risk Debt
ARM			Notes
3.00%, 9/25/55 (7)	21,888	22	Series 2018-HRP2, Class M2,
Sequoia Mortgage Trust			CMO, ARM
Series 2013-4, Class B1, CMO,			1M USD LIBOR + 1.25%, 1.398%,
ARM			2/25/47 (7)	43,285	42
3.483%, 4/25/43	65,746	67	Structured Agency Credit Risk Debt
Sequoia Mortgage Trust			Notes
Series 2017-CH2, Class A19,			Series 2018-SPI2, Class M2, CMO,
CMO, ARM			ARM
4.00%, 12/25/47 (7)	36,444	37	3.81%, 5/25/48 (7)	8,000	8
SG Residential Mortgage Trust			Structured Agency Credit Risk Debt
Series 2019-3, Class A1, CMO,			Notes
ARM			Series 2018-SPI3, Class M2, CMO,
2.703%, 9/25/59 (7)	61,591	62	ARM
Starwood Mortgage Residential			4.14%, 8/25/48 (7)	34,483	34
Trust			Structured Agency Credit Risk Debt
Series 2019-IMC1, Class A1, CMO,			Notes
ARM			Series 2020- DNA2, Class M1,
3.468%, 2/25/49 (7)	57,098	59	CMO, ARM
Starwood Mortgage Residential			1M USD LIBOR + 0.75%, 0.898%,
Trust			2/25/50 (7)	18,264	18
Series 2019-INV1, Class A1, CMO,			Structured Agency Credit Risk Debt
ARM			Notes
2.61%, 9/27/49 (7)	73,088	74	Series 2020-DNA3, Class M1,
Structured Agency Credit Risk Debt			CMO, ARM
Notes			1M USD LIBOR + 1.50%, 1.648%,
Series 2018-DNA1, Class M2AT,			6/25/50 (7)	30,000	30
CMO, ARM			Structured Agency Credit Risk Debt
1M USD LIBOR + 1.05%, 1.198%,			Notes
7/25/30	48,359	47	Series 2020-DNA4, Class M1,
			CMO, ARM
			1M USD LIBOR + 1.50%, 1.648%,
			8/25/50 (7)	55,000	55

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2015-3, Class A1B, CMO,			Trust
ARM			Series 2015-C29, Class C, ARM
3.00%, 3/25/54 (7)	8,691	9	4.357%, 6/15/48	95,000	89
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2015-5, Class A1B, CMO,			Trust
ARM			Series 2015-NXS2, Class C, ARM
2.75%, 5/25/55 (7)	16,093	16	4.437%, 7/15/58	10,000	10
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2016-1, Class A1B, CMO,			Trust
ARM			Series 2017-C38, Class B, ARM
2.75%, 2/25/55 (7)	17,514	18	3.917%, 7/15/50	100,000	107
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2017-1, Class A1, CMO,			Trust
ARM			Series 2017-C39, Class B, 4.025%,
2.75%, 10/25/56 (7)	40,212	41	9/15/50	125,000	134
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2017-1, Class M1, CMO,			Trust
ARM			Series 2019-C51, Class A4,
3.75%, 10/25/56 (7)	100,000	109	3.311%, 6/15/52	33,547	38
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2018-3, Class A1, CMO,			Trust
ARM			Series 2019-JWDR, Class A, ARM
3.75%, 5/25/58 (7)	69,649	75	2.584%, 9/15/31 (7)	100,000	100
Towd Point Mortgage Trust			Wells Fargo Commercial Mortgage
Series 2018-SJ1, Class A1, CMO,			Trust
ARM			Series 2020-C55, Class B, 3.139%,
4.00%, 10/25/58 (7)	29,361	30	2/15/53	70,000	72
Verus Securitization Trust			WFRBS Commercial Mortgage Trust
Series 2018-INV2, Class A1FX,			Series 2013-C11, Class C, ARM
CMO, ARM			4.342%, 3/15/45	85,000	86
4.148%, 10/25/58 (7)	56,624	57

Verus Securitization Trust			Securities Total Non-U. S. Government Mortgage-Backed
Series 2019-1, Class A1, CMO,			(Cost $6,397)		6,520
ARM
3.836%, 2/25/59 (7)	51,799	53
Verus Securitization Trust			U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
Series 2019-2, Class A3, CMO,			SECURITIES 3.6%
ARM
3.448%, 5/25/59 (7)	74,566	76	U. S. GOVERNMENT AGENCY OBLIGATIONS 2.8% (10)
Verus Securitization Trust			Federal Home Loan Mortgage
Series 2019-3, Class A3, CMO,			2.50%, 4/1/30	28,732	31
STEP			3.00%, 12/1/42 - 2/1/47	201,531	216
3.04%, 7/25/59 (7)	73,794	75
Verus Securitization Trust			3.50%, 8/1/42 - 3/1/44	187,113	203
Series 2019-INV1, Class A1, CMO,			4.00%, 8/1/40 - 8/1/45	100,178	109
ARM			4.50%, 6/1/39 - 5/1/42	97,452	111
3.402%, 12/25/59 (7)	62,665	64	5.00%, 1/1/24 - 8/1/40	31,129	36
Verus Securitization Trust			6.00%, 8/1/21 - 8/1/38	8,395	10
Series 2019-INV3, Class A1, CMO,			6.50%, 3/1/32 - 4/1/32	2,503	3
ARM			7.00%, 6/1/32	647	—
2.692%, 11/25/59 (7)	86,112	88

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Federal Home Loan Mortgage, ARM			6.00%, 4/15/36 - 12/20/38	13,680	16
12M USD LIBOR + 1.746%,			6.50%, 3/15/26 - 12/20/33	3,797	3
3.746%, 2/1/37	4,805	5	7.00%, 9/20/27	2,282	3
12M USD LIBOR + 1.831%,			8.00%, 4/15/26	277	—
3.88%, 1/1/37	1,862	2	Government National Mortgage
12M USD LIBOR + 1.785%,			Assn. , CMO,
4.035%, 9/1/32	96	—	3.00%, 11/20/47-12/20/47	29,516	31
Federal Home Loan Mortgage, UMBS			Government National Mortgage
3.00%, 9/1/49 - 6/1/50	62,298	66	Assn.
4.00%, 12/1/49 - 2/1/50	166,002	178	CMO, IO, 4.50%, 12/20/39	2,393	—
4.50%, 5/1/50	30,663	33	Government National Mortgage
Federal National Mortgage Assn.			Assn.
3.00%, 8/1/43 - 2/1/44	19,966	21	TBA, 2.00%, 10/20/50 (11)	140,000	145
3.50%, 6/1/42 - 1/1/44	182,558	197			1,491
4.00%, 11/1/40	54,736	60
Federal National Mortgage Assn.			Total U. S. Government & Agency Mortgage-
			Backed Securities
ARM, 12M USD LIBOR + 1.888%,			(Cost $6,494)		6,702
2.637%, 8/1/36	2,384	2
Federal National Mortgage Assn.
CMO, 4.00%, 6/25/44	30,183	31	U. S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
Federal National Mortgage Assn.			MORTGAGE-BACKED) 3.3%
CMO, IO, 6.50%, 2/25/32	695	—
Federal National Mortgage Assn. , UMBS			U. S. TREASURY OBLIGATIONS 3.3%
2.00%, 8/1/50	14,896	15	U. S. Treasury Bonds,
2.50%, 1/1/32 - 5/1/32	53,910	57	1.125%, 8/15/40	180,000	177
3.00%, 6/1/27 - 7/1/50	989,104	1,058	U. S. Treasury Bonds,
3.50%, 1/1/30 - 7/1/50	629,001	677	2.00%, 2/15/50	205,000	232
4.00%, 11/1/40 - 1/1/50	404,268	446	U. S. Treasury Bonds,
4.50%, 12/1/20 - 5/1/50	244,829	275	2.375%, 11/15/49	535,000	653
5.00%, 10/1/21 - 12/1/47	95,961	108	U. S. Treasury Bonds,
5.50%, 12/1/34 - 9/1/41	98,583	115	3.00%, 2/15/49	194,800	266
			U. S. Treasury Notes,
6.00%, 8/1/21 - 1/1/41	63,375	75	0.125%, 5/15/23	455,000	455
6.50%, 7/1/32 - 5/1/40	36,722	44	U. S. Treasury Notes,
7.00%, 4/1/32	344	—	0.25%, 5/31/25	340,000	340
UMBS, TBA			U. S. Treasury Notes,
2.00%, 10/1/50 (11)	450,000	465	0.25%, 8/31/25	595,000	594
2.50%, 10/1/35 - 10/1/50 (11)	325,000	340	U. S. Treasury Notes,
3.00%, 10/1/50 (11)	135,000	141	0.50%, 3/31/25	235,000	238
4.50%, 10/1/50 (11)	75,000	81	U. S. Treasury Notes,
		5,211	1.375%, 10/15/22 (12)	1,845,000	1,891
			U. S. Treasury Notes,
U. S. GOVERNMENT OBLIGATIONS 0.8%			1.50%, 1/15/23	275,000	283
Government National Mortgage Assn.			U. S. Treasury Notes,
3.00%, 7/15/43 - 7/20/50	343,069	359	1.625%, 11/15/22	850,000	877
3.50%, 12/20/42 - 4/20/48	345,713	373			6,006
4.00%, 7/20/42 - 1/20/48	166,797	181
4.50%, 10/20/39 - 3/20/47	116,891	130	Total U. S. Government Agency Obligations
			(Excluding Mortgage-Backed)
5.00%, 3/20/34 - 5/20/48	136,750	155	(Cost $5,776)		6,006
5.50%, 10/20/32 - 3/20/49	85,390	95

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

FOREIGN GOVERNMENT OBLIGATIONS &			T. Rowe Price Real Assets Fund
MUNICIPALITIES 0.1%			- I Class (13)	224,004	2,426

Perusahaan Listrik Negara,			Total Equity Mutual Funds
4.00%, 6/30/50 (7)	200,000	196	(Cost $7,430)		10,974

Total Foreign Government Obligations &
Municipalities			SHORT-TERM INVESTMENTS 6.3%
(Cost $198)		196
			MONEY MARKET FUNDS 6.3%
BOND MUTUAL FUNDS 13.9%			T. Rowe Price Treasury Reserve
			Fund, 0.12% (13)(15)	11,646,134	11,646

T. Rowe Price Inflation Protected			Total Short-Term Investments
Bond Fund - I Class, 3.65%			(Cost $11,646)		11,646
(13)(14)	450	6
T. Rowe Price Institutional
Emerging Markets Bond Fund,			SECURITIES LENDING COLLATERAL 0.4%
5.11% (13)(14)	917,541	7,349
T. Rowe Price Institutional			INVESTMENTS IN A POOLED ACCOUNT THROUGH
Floating Rate Fund -			SECURITIES LENDING PROGRAM WITH JPMORGAN
Institutional Class, 3.64%			CHASE BANK 0.4%
(13)(14)	83,510	792
			Short-Term Funds 0.4%
T. Rowe Price Institutional High
Yield Fund - Institutional Class,			T. Rowe Price Short-Term Fund,
3.86% (13)(14)	1,225,782	10,358	0.13% (13)(15)	82,813	828
T. Rowe Price International			Total Investments in a Pooled Account through
Bond Fund - I Class, 0.96%			Securities Lending Program with JPMorgan
(13)(14)	754,658	7,101	Chase Bank		828
T. Rowe Price Limited Duration			Total Securities Lending Collateral
Inflation Focused Bond Fund -			(Cost $828)		828
I Class, 3.34% (13)(14)	8,684	45

Total Bond Mutual Funds			Total Investments in Securities 100.8%
(Cost $25,985)		25,651
			(Cost $140,060)		$186,398
EQUITY MUTUAL FUNDS 5.9%			Other Assets Less Liabilities (0.8)%		(1,534)
			Net Assets 100%		$184,864
T. Rowe Price Institutional
Emerging Markets Equity
Fund (13)	203,514	8,548

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $610 and represents 0.3% of net assets.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,624 and represents 5.7% of net assets.
(8)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(9)	Perpetual security with no stated maturity date.
(10)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.
(11)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,172 and represents
0.6% of net assets.
(12)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13)	Affiliated Companies
(14)	SEC 30-day yield
(15)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CDI	CHESS or CREST Depositary Interest
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
IO	Interest-only security for which the fund receives interest on notional principal
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTT	Pass-Through Trust
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s, except Market Price)
SWAPS 0.0%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS (0.0)%

Credit Default Swaps, Protection Sold (0.0)%
Bank of America, Protection Sold (Relevant Credit: Boeing, 8.75%,
8/15/21 , $106.74*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/21	115	(2)	1	(3)
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%,
10/9/22 , $103.91*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/20	50	—	—	—
Barclays Bank, Protection Sold (Relevant Credit: Republic of Chile, 3.24%,
2/6/28 , $111.11*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/25	155	2	2	—
Barclays Bank, Protection Sold (Relevant Credit: Republic of Colombia,
10.38%, 1/28/33, $157.50*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25	104	(3)	(2)	(1)
Barclays Bank, Protection Sold (Relevant Credit: Republic of Indonesia,
3.70%, 1/8/22, $103.70*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25	160	(2)	—	(2)
BNP Paribas, Protection Sold (Relevant Credit: Republic of Chile, 3.24%,
2/6/28 , $111.11*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/25	90	2	2	—
Citibank, Protection Sold (Relevant Credit: Devon Energy, 7.95%, 4/15/32,
$128.50 *), Receive 1.00% Quarterly, Pay upon credit default, 12/20/24	10	—	—	—
Citibank, Protection Sold (Relevant Credit: Republic of Colombia, 10.38%,
1/28/33 , $157.50*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/25	101	(2)	(1)	(1)
Goldman Sachs, Protection Sold (Relevant Credit: General Electric,
2.70%, 10/9/22, $103.91*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20	40	—	—	—
Goldman Sachs, Protection Sold (Relevant Credit: Republic of Indonesia,
3.70%, 1/8/22, $103.70*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25	165	(1)	—	(1)
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, 2.65%,
1/11/21 , $99.50*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24 (EUR)	10	—	—	—
Morgan Stanley, Protection Sold (Relevant Credit: Devon Energy, 7.95%,
4/15/32 , $128.50*), Receive 1.00% Quarterly, Pay upon credit default,
12/20/24	5	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant Credit: Republic of Indonesia,
3.70%, 1/8/22, $103.70*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25	85	(1)	—	(1)
Total Bilateral Credit Default Swaps, Protection Sold			2	(9)

Total Bilateral Swaps			2	(9)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX. NA. IG-S34, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 6/20/25	2,876	21	(11)	32
Protection Sold (Relevant Credit: Markit CDX. NA. IG-S35, 5 Year Index),
Receive 1.00% Quarterly, Pay upon credit default, 12/20/25	1,208	26	28	(2)
Total Centrally Cleared Credit Default Swaps, Protection Sold				30

Total Centrally Cleared Swaps				30

Net payments (receipts) of variation margin to date				(22)
Variation margin receivable (payable) on centrally cleared swaps				$8

*Market Price at September 30, 2020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	10/23/20	USD	53NZD	80$	—
Bank of America	11/20/20	EUR	102USD	122	(2)
Barclays Bank	10/23/20	GBP	35USD	44	1
Barclays Bank	10/23/20	USD	79AUD	110	—
Barclays Bank	10/23/20	USD	77GBP	60	(1)
Barclays Bank	10/23/20	USD	53JPY	5,600	—
Canadian Imperial Bank of Commerce	10/23/20	USD	53CAD	70	1
Citibank	10/23/20	NOK	325USD	36	(1)
Citibank	10/23/20	USD	51AUD	70	—
Citibank	11/20/20	SEK	710USD	82	(3)
Citibank	11/20/20	USD	394EUR	332	5
Credit Suisse	10/23/20	USD	49CHF	45	—
Credit Suisse	10/23/20	USD	80NZD	120	1
HSC Bank	10/23/20	USD	79CAD	105	—
HSC Bank	11/20/20	USD	41EUR	35	—
JPMorgan Chase	10/23/20	GBP	30USD	38	1
JPMorgan Chase	10/23/20	NOK	405USD	43	—
JPMorgan Chase	10/23/20	NOK	335USD	38	(2)
JPMorgan Chase	10/23/20	USD	49NOK	440	1
JPMorgan Chase	11/20/20	SEK	360USD	41	(1)
JPMorgan Chase	11/20/20	USD	82EUR	70	—
JPMorgan Chase	11/20/20	USD	80SEK	715	1
Morgan Stanley	10/23/20	USD	52GBP	40	—
Morgan Stanley	10/23/20	USD	78NOK	730	—
State Street	10/23/20	AUD	110USD	78	1
State Street	10/23/20	AUD	70USD	51	(1)
State Street	10/23/20	CAD	110USD	82	1
State Street	10/23/20	CAD	65USD	50	(1)
State Street	10/23/20	CHF	75USD	80	1
State Street	10/23/20	CHF	45USD	49	(1)
State Street	10/23/20	GBP	35USD	47	(2)
State Street	10/23/20	JPY	14,275USD	134	1
State Street	10/23/20	NOK	105USD	12	—
State Street	10/23/20	NZD	65USD	43	—
State Street	10/23/20	NZD	135USD	90	(1)
State Street	11/20/20	EUR	25USD	30	—
State Street	11/20/20	SEK	90USD	10	—
UBS Investment Bank	10/23/20	USD	82CHF	75	—
UBS Investment Bank	10/23/20	USD	83JPY	8,675	1
UBS Investment Bank	11/20/20	EUR	101USD	118	—
UBS Investment Bank	11/20/20	USD	50SEK	445	1

Net unrealized gain (loss) on open forward currency
exchange contracts					$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 21 U.S. Treasury Long Bond contracts	12/20	3,702$	(25)
Short, 16 U. S. Treasury Notes five year contracts	12/20	(2,017)	(2)
Long, 27 U. S. Treasury Notes ten year contracts	12/20	3,767	6
Long, 7 U. S. Treasury Notes two year contracts	12/20	1,547	—
Long, 6 Ultra U.S. Treasury bonds contracts	12/20	1,331	(10)
Short, 11 Ultra U. S. Treasury Notes ten year contracts	12/20	(1,759)	(3)
Net payments (receipts) of variation margin to date			4
Variation margin receivable (payable) on open futures contracts			$(30)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Inflation Protected Bond Fund - I Class		$—		$1	$—
T. Rowe Price Institutional Emerging Markets Bond Fund		6		(438)	262
T. Rowe Price Institutional Emerging Markets Equity Fund		(24)		(64)	—
T. Rowe Price Institutional Floating Rate Fund - Institutional Class		(46)		(25)	34
T. Rowe Price Institutional High Yield Fund - Institutional Class		(23)		(436)	381
T. Rowe Price International Bond Fund - I Class		(115)		342	61
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class		(7)		—	1
T. Rowe Price Real Assets Fund - I Class		(4)		(130)	—
T. Rowe Price Treasury Reserve Fund		—		—	33
T. Rowe Price Short-Term Fund		—		—	—++
Totals		$(213) #		$(750)	$772+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Inflation Protected Bond Fund - I Class	$5$		— $	— $	6
T. Rowe Price Institutional Emerging Markets Bond Fund	8,070		669	952	7,349
T. Rowe Price Institutional Emerging Markets Equity Fund	8,536		700	624	8,548
T. Rowe Price Institutional Floating Rate Fund - Institutional Class	1,269		34	486	792
T. Rowe Price Institutional High Yield Fund - Institutional Class	8,337	2,630		173	10,358
T. Rowe Price International Bond Fund - I Class	5,914	1,970		1,125	7,101
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class	301		1	257	45
T. Rowe Price Real Assets Fund - I Class	2,560		250	254	2,426
T. Rowe Price Treasury Reserve Fund	4,689		¤	¤	11,646
T. Rowe Price Short-Term Fund	756		¤	¤	828
Total					$49,099^

#	Capital gain distributions from mutual funds represented $10 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $772 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $45,889.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in
Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$75,542$	24,109$	203$	99,854
Convertible Preferred Stocks		—	54	284	338
Fixed Income Securities[1]		—	37,107	—	37,107
Bond Mutual Funds		25,651	—	—	25,651
Equity Mutual Funds		10,974	—	—	10,974
Short-Term Investments		11,646	—	—	11,646
Securities Lending Collateral		828	—	—	828
Total Securities		124,641	61,270	487	186,398
Swaps		—	12	—	12
Forward Currency Exchange Contracts		—	17	—	17
Total		$124,641$	61,299$	487$	186,427
Liabilities
Swaps	$	— $	11$	— $	11
Forward Currency Exchange Contracts		—	16	—	16
Futures Contracts		30	—	—	30
Total		$30$	27$	— $	57

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding Mortgage-Backed), Foreign
Government Obligations & Municipalities.